IMPAIRMENT TESTING - Historical average spot freight rates (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Historical average spot freight rates	10-year
LR2
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amended historical average spot rate used in per day freight rate calculation	$ 19,111	$ 18,884	$ 17,986
LR1
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amended historical average spot rate used in per day freight rate calculation	17,856	17,443	17,060
MR
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amended historical average spot rate used in per day freight rate calculation	16,044	16,076	15,802
Handysize
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Amended historical average spot rate used in per day freight rate calculation	$ 13,208	$ 13,435	$ 13,601